Other Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Accounts Receivable [Line Items]
Government institutions	$ 109	$ 51
Interest receivable	0	13
Prepaid expenses	270	101
Receivables, Net, Current	$ 379	$ 165